Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2024
(Unaudited)

INVESTMENT COMPANIES - 100.55%	Shares	Value
Closed-End Funds - 86.59%
AllianceBernstein National Municipal Income Fund, Inc.	156,984	$1,725,253
Bancroft Fund Ltd.	22,345	357,297
BlackRock California Municipal Income Trust	141,453	1,671,974
Blackstone Strategic Credit 2027 Term Fund	42,295	503,311
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	54,458	468,883
BNY Mellon Municipal Income, Inc.	621,787	4,246,805
BNY Mellon Strategic Municipal Bond Fund, Inc.	474,121	2,778,349
Carlyle Credit Income Fund	95,572	752,152
Central and Eastern Europe Fund, Inc.	188,883	1,798,166
Central Securities Corp.	219,394	9,164,087
ClearBridge Energy Midstream Opportunity Fund, Inc.	116,984	4,750,720
ClearBridge MLP & Midstream Fund, Inc.	97,213	4,450,411
ClearBridge MLP & Midstream Total Return Fund, Inc.	57,489	2,384,644
Destra Multi-Alternative Fund	216,567	1,693,554
Dividend and Income Fund	350,673	4,544,722
DWS Municipal Income Trust	1,175,285	10,612,824
DWS Strategic Municipal Income Trust	317,559	2,838,977
Eaton Vance New York Municipal Bond Fund	406,789	3,949,921
Ellsworth Growth and Income Fund Ltd.	76,934	624,704
Federated Hermes Premier Municipal Income Fund	4,839	53,568
First Trust High Yield Opportunities 2027 Term Fund	60,742	883,189
Gabelli Dividend & Income Trust	133,595	3,070,013
General American Investors Co., Inc.	324,541	15,094,402
Herzfeld Caribbean Basin Fund, Inc.	19,614	50,800
High Income Securities Fund	242,733	1,643,302
Highland Opportunities and Income Fund	310,059	2,179,715
Invesco High Income 2024 Target Term Fund	201,622	1,515,189
Magellan Global Fund/Close Class	5,000	7,038
Mexico Equity & Income Fund, Inc.	100,100	1,157,156
MFS High Yield Municipal Trust	764,782	2,546,724
MFS Investment Grade Municipal Trust	245,919	1,873,903
MFS Special Value Trust	588	2,617
Miller/Howard High Dividend Fund	64,067	710,503
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	162,390	771,353
Neuberger Berman Municipal Fund, Inc.	179,440	1,878,737
Neuberger Berman Next Generation Connectivity Fund, Inc.	535,671	6,294,134
New America High Income Fund, Inc.	92,045	670,088
Nuveen Multi-Asset Income Fund	12,779	158,971
Nuveen Preferred & Income Term Fund	49,591	954,131
NXG NextGen Infrastructure Income Fund	17,263	671,013
Pershing Square Holdings Ltd. Fund	30,000	1,544,112
Pershing Square Holdings Ltd. Fund	10,000	515,800
PGIM Short Duration High Yield Opportunities Fund	20,310	312,368
Principal Real Estate Income Fund	201,915	2,085,782
Royce Value Trust, Inc.	83,173	1,261,734
Saba Capital Income & Opportunities Fund	237,096	1,728,430
SRH Total Return Fund, Inc.	1,116,522	16,814,820
Taiwan Fund, Inc.	96,474	3,822,300
The Swiss Helvetia Fund, Inc.	236,992	1,879,347
Tortoise Energy Independence Fund, Inc.	49,741	1,677,267
Tortoise Power and Energy Infrastructure Fund, Inc.	150,865	2,351,367
Virtus Convertible & Income 2024 Target Term Fund	114,903	1,011,721
Virtus Total Return Fund, Inc.	819,852	4,566,576
Western Asset Global Corporate Defined Opportunity Fund, Inc.	287	3,582
Western Asset Intermediate Muni Fund, Inc.	24,397	193,224
		141,271,730
Business Development Companies - 13.95%
Barings BDC, Inc.	205,560	1,911,708
CION Investment Corp.	899,218	9,891,398
FS KKR Capital Corp.	273,974	5,224,684
Logan Ridge Finance Corp.	81,161	1,825,311
Portman Ridge Finance Corp.	98,369	1,867,044
Runway Growth Finance Corp.	110,758	1,342,387
SuRo Capital Corp. (a)	154,890	704,750
		22,767,282
Total Investment Companies (Cost $141,941,343)		164,039,012

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 20.08%
99 Acquisition Group, Inc. (a)	154,727	1,593,688
Agriculture & Natural Solutions Acquisition Corp. (a)	25,000	253,875
Ai Transportation Acquisition Corp. (a)	57,331	589,363
AP Acquisition Corp. (a)	193,647	2,184,338
Ares Acquisition Corp. II (a)	161,985	1,712,181
Colombier Acquisition Corp. II (a)	61,998	636,719
EVe Mobility Acquisition Corp. (a)	34,200	374,148
Feutune Light Acquisition Corp. (a)	84,084	914,834
Four Leaf Acquisition Corp. (a)	67,644	723,114
Global Lights Acquisition Corp. (a)	314,976	3,206,456
Haymaker Acquisition Corp. 4 (a)	179,631	1,871,755
IB Acquisition Corp. (a)	214,860	2,150,749
Inflection Point Acquisition Corp. II (a)	326,335	3,415,096
Investcorp Europe Acquisition Corp. I (a)	154,932	1,746,084
Nabors Energy Transition Corp. II (a)	31,658	329,243
New Providence Acquisition Corp. II (a)	11,137	120,057
Quetta Acquisition Corp. (a)	167,742	1,707,614
Screaming Eagle Acquisition Corp. (a)	491,801	5,262,270
TG Venture Acquisition Corp. (a)(c)	309,207	3,342,528
Trailblazer Merger Corp. I (a)	59,479	629,288
Total Special Purpose Acquisition Vehicles (Cost $32,013,995)		32,763,400

	Shares
PREFERRED STOCKS - 0.22%
Diversified REITs - 0.22%
NexPoint Diversified Real Estate Trust (a)	22,324	351,603
Office REITs - 0.01%
Brookfield DTLA Fund Office Trust Investor, Inc. (a)	171,723	14,596

Total Preferred Stocks (Cost $4,932,716)		366,199

OTHER COMMON STOCKS - 6.63%
Biotechnology - 0.37%
Cyteir Therapeutics, Inc. (a)(c)	200,000	602,000
Broadline Retail - 0.61%
Macy's, Inc.	50,000	999,500
Financial Services - 0.18%
Cannae Holdings, Inc. (a)	12,980	288,675
Food Products - 0.24%
Limoneira Co.	20,000	391,200
Oil, Gas & Consumable Fuels - 4.68%
Texas Pacific Land Corp.	13,200	7,636,332
Real Estate Management & Development - 0.55%
Howard Hughes Holdings, Inc. (a)	12,000	871,440
Trinity Place Holdings, Inc. (a)	221,748	33,262
		904,702
Total Other Common Stocks (Cost $8,654,354)		10,822,409

TRUSTS - 0.95%
Copper Property CTL Pass Through Trust	157,427	1,550,656
Lamington Road Grantor Trust (a)(c)	320,690	0
Total Trusts (Cost $1,820,221)		1,550,656

REAL ESTATE INVESTMENT TRUSTS - 1.55%
Equity Commonwealth (a)	70,431	1,329,737
NexPoint Diversified Real Estate Trust	181,020	1,194,732
Total Real Estate Investment Trusts (Cost $3,672,340)		2,524,469

	Principal
	Amount
CORPORATE OBLIGATIONS - 0.58%
Lamington Road DAC (b)(c)
8.000%, 2121-04-07 (a)(c)	$17,891,840	715,673
14.000%, 2121-04-07 (a)(c)	1,804,866	239,145
Total Corporate Obligations (Cost $6,979,698)		954,818

UNSECURED NOTES - 1.79%
Legacy IMBDS, Inc. (c)
8.500%, 09/30/2026	23,458	0
Sachem Capital Corp. (a)
7.750%, 09/30/2025	99,347	2,472,747
6.000%, 03/30/2027	20,000	454,400
		2,927,147
Total Unsecured Notes (Cost $3,530,125)		2,927,147

	Shares
WARRANTS - 0.08%
Agriculture & Natural Solutions Acquisition Corp. (a)
Expiration: December 2028	12,500	2,250
Exercise Price: $11.50 (a)
Andretti Acquisition Corp.
Expiration: March 2028	72,334	29,657
Exercise Price: $11.50 (a)
AtlasClear Holdings, Inc. (a)
Expiration: October 2028	76,000	6,840
Exercise Price: $11.50 (a)
Blockchain Coinvestors Acquisition Corp. I
Expiration: November 2028	32,500	1,320
Exercise Price: $11.50 (a)
Cactus Acquisition Corp. 1 Ltd.
Expiration: October 2026	40,700	2,035
Exercise Price: $11.50 (a)
Cartesian Growth Corp. II
Expiration: July 2028	21,986	2,273
Exercise Price: $11.50 (a)
Churchill Capital Corp. VII
Expiration: February 2028	24,984	7,995
Exercise Price: $11.50 (a)
Colombier Acquisition Corp. II (a)(c)
Expiration: December 2028	20,666	9,506
Exercise Price: $11.50 (a)
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	5,033
Exercise Price: $11.50 (a)
Corner Growth Acquisition Corp. 2
Expiration: June 2026	14,366	646
Exercise Price: $11.50 (a)
Digital Health Acquisition Corp.
Expiration: November 2028	58,000	7,441
Exercise Price: $11.50 (a)
HWH INTL INC WT EXP
Expiration: January 2027	23,750	0
Exercise Price: $1.00 (a)(e)
iCoreConnect, Inc.
Expiration: May 2028	150,000	1,500
Exercise Price: $11.50 (a)
Investcorp Europe Acquisition Corp. I
Expiration: November 2028	150,000	5,250
Exercise Price: $11.50 (a)
Keyarch Acquisition Corp.
Expiration: July 2028	75,000	3,885
Exercise Price: $11.50 (a)
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (a)(c)(e)
Plutonian Acquisition Corp.
Expiration: October 2027	101,969	2,957
Exercise Price: $11.50 (a)
Screaming Eagle Acquisition Corp.
Expiration: December 2027	75,200	35,533
Exercise Price: $11.50 (a)
TG Venture Acquisition Corp.
Expiration: August 2028	100,000	0
Exercise Price: $11.50 (a)(e)
ZyVersa Therapeutics, Inc.
Expiration: December 2027	65,250	0
Exercise Price: $11.50 (a)(c)(e)
Total Warrants (Cost $313,163)		124,121

RIGHTS - 0.05%
Hudson Acquisition I Corp. (Expiration: April 18, 2024) (a)	25,100	6,872
Keyarch Acquisition Corp. (Epiration January 24, 2027) (a)	150,000	37,500
Nocturne Acquisition Corp. (Expiration December 26, 2025) (a)	75,000	12,300
Plutonian Acquisition Corp. (Expiration: October 26, 2027) (a)	101,969	17,967
Total Rights (Cost $69,575)		74,639

MONEY MARKET FUNDS - 2.16%
Fidelity Institutional Government Portfolio - Class I, 5.213% (d)	1,761,739	1,761,739
Invesco Treasury Portfolio - Institutional Class, 5.211% (d)	5,690,591	1,761,739
Total Money Market Funds (Cost $3,523,478)		3,523,478

Total Investments (Cost $210,706,871) - 134.64%		219,670,348
Liabilities in Excess of Other Assets - (0.15)%		(240,078)
Preferred Stock - (34.49)%		(56,280,725)
TOTAL NET ASSETS - 100.00%		$163,149,545

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2024.
(c)	Fair valued securities. The total market value of these securities was $4,899,346, representing 3.00% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at March 31, 2024.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$141,271,730	$-	$-	$141,271,730
Business Development Companies	22,767,282	-	-	22,767,282
Trusts	1,550,656	-	-	1,550,656
Preferred Stocks
Diversified REITs	351,603	-	-	351,603
Office REITs	-	14,596	-	14,596
Other Common Stocks
Biotechnology	-	-	602,000	602,000
Broadline Retail	999,500	-	-	999,500
Financial Services	288,675			288,675
Food Products	391,200	-	-	391,200
Oil, Gas & Consumable Fuels	7,636,332	-	-	7,636,332
Real Estate Management & Development	904,702	-	-	904,702
Real Estate Investment Trusts	2,524,469	-	-	2,524,469
Special Purpose Acquisition Vehicles	23,478,186	5,942,686	3,342,528	32,763,400
Corporate Obligations	-	-	954,818	954,818
Unsecured Notes	2,927,147	-	-	2,927,147
Warrants	119,051	5,070	-	124,121
Rights	74,639	-	-	74,639
Money Market Funds	3,523,478	-	-	3,523,478
Total	$208,808,650	$5,962,352	$4,899,346	$219,670,348

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Special Purpose Acquisition Vehicles	Other Common Stocks	Trusts	Corporate Obligations	Unsecured Notes	Warrants
Balance as of 12/31/2023	$-	$-	$-	$1,598,381	$-	$-
Acquisitions	-	-	-	718,436	-	-
Dispositions	-	-	-	-	-	-
Transfers into (out of) Level 3	3,351,804	608,000	-	-	-	1,040
Accretion/Amortization	-	-	-	5,024	-	-
Corporate Actions	-	-	-	-	-	945
Realized Gain (Loss)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(9,276)	(6,000)	-	(1,367,023)	-	(1,985)
Balance as of 3/31/2024	$3,342,528	$602,000	$-	$954,818	$-	$-
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2024	$(9,276)	$(6,000)	$-	$(1,367,023)	$-	$(1,985)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

Category	Fair Value March 31, 2024	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Special Purpose Acquisition Vehicles	$3,342,528	Reported Cash in Trust Account, Last Market Price Discount to Reported Cash in Trust Account	Market Price Discount to Reported Cash in Trust Account	$9.70-11.11	Discount - Decrease
Other Common Stocks	602,000	Last trade price less 10% haircut (Shares un-registered)	Financial Assessments/ Company Announcements	3.00-3.15	Financial Assessments/ Company Announcements
Trusts	-	Last Traded Price	Market Assessments	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Corporate Obligations	954,818	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	4.00-51.90
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Unsecured Notes	-	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	0.00
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	-	Last Traded Price	Market Assessments	0.00-1.07	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security